Taxes to Recover - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	R$ 362,784	R$ 295,172
Current	257,182	216,630
Non-current	105,602	78,542	R$ 35,864
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	R$ 362,784	R$ 295,172